Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 24,476	$ 48,269	$ 23,573	$ 2,905	$ 99,223
Beginning Balance, Shares at Dec. 31, 2009	25,054	5,539,056
Accretion of Series A preferred stock	141		(141)		0
Cash dividends declared on Series A preferred stock			(1,253)		(1,253)
Cash dividends declared on common stock			(447)		(447)
Restricted stock payout, Shares		2,357
Restricted stock payout, Amount		12			12
Stock options exercised, Shares					0
Net earnings			1,841		1,841
Change in accumulated other comprehensive income, net of tax				(2,518)	(2,518)
Ending Balance, Amount at Dec. 31, 2010	24,617	48,281	23,573	387	96,858
Ending Balance, Shares at Dec. 31, 2010	25,054	5,541,413
Accretion of Series A preferred stock	141		(141)		0
Cash dividends declared on Series A preferred stock			(1,253)		(1,253)
Cash dividends declared on common stock			(443)		(443)
Restricted stock payout, Shares		2,747
Restricted stock payout, Amount		17			17
Stock options exercised, Shares					0
Net earnings			5,159		5,159
Change in accumulated other comprehensive income, net of tax				2,689	2,689
Ending Balance, Amount at Dec. 31, 2011	24,758	48,298	26,895	3,076	103,027
Ending Balance, Shares at Dec. 31, 2011	25,054	5,544,160
Accretion of Series A preferred stock	70		(70)		0
Preferred stock and warrant repurchase, Shares	(12,530)
Preferred stock and warrant repurchase, Amount	(12,304)	(704)	886		(12,122)
Cash dividends declared on Series A preferred stock			(1,023)		(1,023)
Cash dividends declared on common stock			(1,003)		(1,003)
Restricted stock payout, Amount					0
Stock options exercised, Shares		69,335			(69,335)
Stock options exercised, Amount		539			539
Net earnings			5,793		5,793
Change in accumulated other comprehensive income, net of tax				2,536	2,536
Ending Balance, Amount at Dec. 31, 2012	$ 12,524	$ 48,133	$ 31,478	$ 5,612	$ 97,747
Ending Balance, Shares at Dec. 31, 2012	12,524	5,613,495